Financial instruments (Tables)	12 Months Ended
Jun. 30, 2026
Financial instruments
Schedule of maximum exposure to credit risk of financial assets

	As at 30	As at 30
	June 2026	June 2025
		(restated)
	US$’000	US$’000
Cash and cash equivalents	52,459	1,873
Trade and other receivables	22	125
Award receivable	1,896	—
Other non-current assets	358	—
Amounts due from related parties	—	—
	54,735	1,998

Financial assets at amortised cost
Financial instruments
Schedule of financial assets

	As at 30	As at 30
	June 2026	June 2025
	US$’000	US$’000
Cash and cash equivalents	52,459	1,873
Trade and other receivables	22	—
Award receivable	1,896	—
Other non-current assets	358	—
Amounts due from related parties	—	—
	54,735	1,873

Financial liabilities at amortised cost
Financial instruments
Schedule of financial liabilities

	As at 30	As at 30
	June 2026	June 2025
	US$’000	US$’000
Trade and other payables	3,642	1,710
	3,642	1,710

Schedule of contractual maturities of financial liabilities

Non-derivative financial liabilities carried at amortised cost

	Carrying	2 months		More than
	amount	or less	3-12 months	1 year
30 June 2026	US$’000	US$’000	US$’000	US$’000
Trade and other payables	3,642	3,528	114	—
	3,642	3,528	114	—

Exposure to credit risk

	Carrying	2 months		More than
	amount	or less	3-12 months	1 year
30 June 2025 (restated)	US$’000	US$’000	US$’000	US$’000
Trade and other payables	1,710	1,710	—	—
	1,710	1,710	—	—

Currency risk
Financial instruments
Schedule of currency risk exposure on balances held in foreign currency

	30 June	30 June
	2026	2025
Net foreign currency financial assets/(liabilities)	US$’000	US$’000
GBP	107	1,258
AUD	—	(8)
Total net exposure	107	1,250

Schedule of sensitivity analysis of currency risk

	Profit and Loss		Equity
	30 June	30 June	30 June	30 June
	2026	2025	2026	2025
	US$’000	US$’000	US$’000	US$’000
GBP	(11)	(126)	(11)	(126)
AUD	—	1	—	1
Total net exposure	(11)	(125)	(11)	(125)